SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of subsidiaries [abstract]
Disclosure of interests in subsidiaries [text block]
The following tables contain summarized financial information of the Corporation, BFI, BFI II, BFL, BFL II, BF AUS, BF U.K., BIC and non-guarantor subsidiaries:

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2022 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$196	$72	$—	$8	$—	$—	$—	$38	$25,729	$(2,787)	$23,256
Net income (loss) attributable to shareholders	590	(88)	—	—	—	—	—	62	2,154	(2,128)	590
Total assets	83,396	8,964	—	607	—	—	845	5,282	427,420	(114,648)	411,866
Total liabilities	37,599	7,276	—	597	—	—	605	3,628	260,696	(32,547)	277,854
Non-controlling interest – preferred equity	—	—	—	—	—	—	230	—	—	—	230

AS AT DEC. 31, 2021 AND FOR THE THREE MONTHS ENDED JUN. 30 2021 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$(19)	$63	$—	$8	$—	$—	$(2)	$14	$20,086	$(1,864)	$18,286
Net income (loss) attributable to shareholders	816	(1)	—	—	—	—	(1)	(33)	1,152	(1,117)	816
Total assets	84,793	8,256	—	607	—	—	843	5,433	400,288	(109,217)	391,003
Total liabilities	38,438	6,387	—	597	—	—	603	3,734	237,100	(30,597)	256,262
Non-controlling interest –preferred equity	—	—	—	—	—	—	230	—	—	—	230

FOR THE SIX MONTHS ENDED JUN. 30, 2022 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	BIC	Other subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$254	$141	$—	$16	$—	$—	$9	$75	$49,528	$(4,885)	$45,138
Net income (loss) attributable to shareholders	1,949	(89)	—	—	—	—	4	49	3,595	(3,559)	1,949

FOR THE SIX MONTHS ENDED JUN. 30, 2021 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	BIC	Other subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$52	$121	$—	$16	$—	$—	$2	$48	$38,163	$(3,706)	$34,696
Net income (loss) attributable to shareholders	2,051	(6)	—	—	—	—	2	(37)	2,424	(2,383)	2,051
1.This column accounts for investments in all subsidiaries of the Corporation under the equity method.
2.This column accounts for investments in all subsidiaries of the Corporation other than BFI, BFL, BIC, BFI II, BF AUS, BF U.K. and BFL II on a combined basis.
3.This column includes the necessary amounts to present the company on a consolidated basis.